Stock Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 148	$ 204	$ 318	$ 219
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	48	56	85	29
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	10	8	15	9
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 90	$ 140	$ 218	$ 181